Cash and cash equivalents - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 146,242	$ 152,721
Short-term bank deposits	84,411	47,045
Cash and cash equivalents	$ 230,653	$ 199,766	$ 336,282	$ 290,276